Trade Receivable and Other Receivables (Details) - Schedule of Trade Receivable and Other Receivables - CAD ($)	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Trade Receivable and Other Receivables (Details) - Schedule of Trade Receivable and Other Receivables [Line Items]
Trade accounts receivable		$ 1,663,495	$ 2,483,083
Commodity taxes receivable		1,407,560	693,250
Others		618,420	609,948
Total	$ 1,547,341	$ 3,689,475	$ 3,786,281